Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock-based compensation expense	Stock-based compensation expense was recorded in the following financial statement lines within the condensed consolidated statements of net loss and comprehensive loss:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Cost of Revenues	$27	$3	$142	$7
General and Administrative	$1,834	$151	$19,379	$370
Selling & Marketing	$196	$37	$1,379	$37
Research & Development	$505	$16	$2,030	$47
Stock-based
compensation expense was recorded in the following financial statement lines within the consolidated statements of net loss and comprehensive loss:

	December 31, 2021	December 31, 2020
Cost of Revenues	$13,402	$14,383
General and Administrative	$680,609	$825,664
Selling and Marketing	$79,695	$104,985
Research & Development	$81,690	$47,048

Summary of Company's stock options issued to employees, founders and consultants
The following table summarizes activity in relation to the Company’s stock options issued to employees, founders and consultants:

	Number of Shares/Units	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
				(years)
Balance at January 1, 2021	7,354,441	$0.60	$0.33	8.59	$8,636,744
Granted	—	—	—		—
Exercised	218,925	0.47	0.26		2,882,631
Forfeited	524,578	0.62	0.33		5,965,765
Expired	59,953	0.72	0.39		675,649

	Number of Shares/Units	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
				(years)
Balance at December 31, 2021	6,550,985	$0.61	$0.33	7.60	$75,296,955
Exercisable at December 31, 2021	3,197,157	0.50	0.27	7.31	37,456,625
Expected to vest at December 31, 2021	3,353,828	0.71	0.36	7.87	37,840,330

Summary of Black-Scholes option-pricing model	The key assumptions used in this valuation are as follows.

SPAC probability	95%
Remain private probability	5%
SPAC Market Value	$736 million
Conversion Ratio	2.056
Expected annual dividend yield	0.00%
Expected volatility	84%
Risk-free rate of return	0.71%
Expected option term (years)	1.4 years
The fair values associated with the options are estimated on the date of grant using the Black-Scholes option-pricing model using the following assumptions:

2020
Expected annual dividend yield	0.00%
Expected volatility	51.78%
Risk-free rate of return	0.75%
Expected option term (years)	5.98

Summary of RSU Activity
See below for a summary of RSU activity for the year ended December 31, 2021:

	Number of units	Weighted average grant date fair value
Non-vested at January 1, 2021	493,358	$0.87
Granted	4,405,974	8.37
Vested	—	—
Forfeited	(257,372)	5.83
Non-vested at December 31, 2021	4,641,960	$7.72

Monte Carlo Simulation Valuation Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Black-Scholes option-pricing model	The valuation model incorporated the following key assumptions on the date of grant:

Stock price	$7.63
Expected volatility	30.1%
Expected term (years)	10.0
Risk-free rate	1.92%
Discount for lack of marketability	6.9%